Document and Entity Information	Oct. 01, 2022
Cover [Abstract]
Entity Registrant Name	MVB FINANCIAL CORP
Amendment Flag	true
Entity Central Index Key	0001277902
Document Type	8-K/A
Document Period End Date	Oct. 01, 2022
Entity Incorporation State Country Code	WV
Entity File Number	001-38314
Entity Tax Identification Number	20-0034461
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26554-2777
City Area Code	(304)
Local Phone Number	363-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	MVBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Effective as of October 1, 2022 (the “Closing Date”), MVB Bank, Inc. (the “Bank”) the wholly-owned subsidiary of MVB Financial Corp. (“MVB”), completed the purchase of 3,748,392.93 Class B Common Units (the “MVB Investment”) of Warp Speed Holdings LLC, (“Warp Speed”), pursuant to the terms of the Equity Purchase Agreement between the Bank and Warp Speed dated March 13, 2022, as thereby assigned by the Bank to MVB effective as of April 28, 2022 (as assigned, the “Purchase Agreement”). Immediately prior to the closing of the MVB Investment, the pre-closing members of Warp Speed contributed to Warp Speed all of their equity interests in certain entities under common control of the sellers specified in the Purchase Agreement, in exchange for equity interests in Warp Speed (the “Put-Together Transaction”). As of the Closing Date, Warp Speed serves as a holding company for the entities contributed in the Put-Together Transaction. On October 3, 2022, MVB filed a Current Report on Form 8-K to report the closing of the MVB Investment. In that filing MVB reported that it would amend the Form 8-K at a later date to provide certain financial information required by Item 9.01 of Form 8-K. This amendment is being filed to provide the financial information required by Item 9.01.